STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of revenues:
Salaries and benefits	$ 238	$ 514	$ 508
Materials and sub-contractors	671	253	66
Total cost of revenues	909	767	574
Research and development, net:
Salaries and benefits	11,545	10,841	9,198
Share-based compensation	593	1,348	2,227
Materials and sub-contractors	5,514	5,709	3,817
Plant growth and greenhouse maintenance	839	802	628
Rentals and office maintenance	437	682	684
Depreciation and amortization	2,540	2,234	2,709
Loss from derecognition of property, plant and equipment	0	121	0
Other	50	46	45
Participation in respect of government grants	(726)	(658)	(2,021)
Research and development expenses	20,792	21,125	17,287
Sales and marketing
Salaries and benefits	2,475	1,424	1,002
Share-based compensation	323	574	1,115
Subcontractors and professional fees	883	554	462
Travel	76	39	58
Legal	120	87	35
Other	56	60	0
Total sales and marketing	3,933	2,738	2,672
General and administrative:
Salaries and benefits	2,929	2,866	2,362
Share-based compensation	270	687	755
Professional fees	2,876	3,484	2,023
Other	407	216	181
General and administrative expenses	6,482	7,253	5,321
Financing income:
Exchange differences	319	1,525	1,361
Interest income	182	291	230
Financial expenses in respect of government grants	15	0	0
Change in the fair value of marketable securities	0	119	0
Financing income	516	1,935	1,591
Financing expenses:
Bank expenses and commissions	76	88	32
Exchange differences	2,060	460	350
Change in the fair value of marketable securities	721	181	34
Pre-funded warrants issuance expenses	0	0	211
Revaluation of pre-funded warrants	0	212	1,944
Lease liability interest	165	315	237
Revaluation of convertible SAFE	114	0	0
Financial expenses in respect of government grants	193	158	143
Total financing expenses	$ 3,329	$ 1,414	$ 2,951